UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2743

                          Scudder Strategic Income Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Strategic Income Fund
Investment Portfolio as of July 31, 2004 (Unaudited)

                                                                                       Principal
                                                                                       Amount (b)      Value ($)
                                                                                       ----------      ---------
Corporate Bonds 42.7%
Consumer Discretionary 8.3%
Adesa, Inc., 7.625%, 6/15/2012                                                           400,000         407,500
Advantica Restaurant Co.:
11.25% , 1/15/2008                                                                       415,000         427,969
12.75%, 9/30/2007                                                                        315,000         338,625
AMC Entertainment, Inc., 144A, 8.0%, 3/1/2014                                            575,000         530,438
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007                                 500,000         484,375
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014                                  475,000         434,625
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (d)                                 490,000         472,850
Boca Resorts, Inc., 9.875%, 4/15/2009                                                    455,000         479,456
Cablevision Systems New York Group:
144A, 5.67%**, 4/1/2009 (d)                                                              150,000         152,250
A, 144A, 8.0%**, 4/15/2012                                                               160,000         157,200
Carrols Corp., 9.5%, 12/1/2008 (d)                                                       310,000         319,300
Charter Communications Holdings LLC:
Step-up Coupon, 0% to 5/15/2006, 11.75 to 5/15/2011                                    1,295,000         753,837
9.625%, 11/15/2009 (d)                                                                   795,000         604,200
10.25%, 9/15/2010                                                                      1,400,000       1,410,500
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009                                  585,000         628,875
Circus & Eldorado, 10.125%, 3/1/2012 (d)                                                 425,000         428,719
CSC Holdings, Inc., 7.875%, 12/15/2007 (d)                                               610,000         640,500
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                      2,485,000       2,944,725
DIMON, Inc.:
7.75%, 6/1/2013                                                                          330,000         310,200
Series B, 9.625%, 10/15/2011                                                           1,105,000       1,149,200
EchoStar DBS Corp., 6.375%, 10/1/2011                                                    385,000         382,113
EPL Intermediate, Inc., 144A, Step-up Coupon, 0% to
3/15/2009, 12.50% to 3/15/2010                                                           350,000         201,250
Foot Locker, Inc., 8.5%, 1/15/2022                                                       175,000         182,875
Friendly Ice Cream Corp., 8.375%, 6/15/2012                                               40,000          38,600
General Motors Corp., 8.25%, 7/15/2023                                                   675,000         701,348
Imperial Home Decor Group, Inc., Series B, 11.0%, 3/15/2008 *                            720,000               0
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2004                            485,000         388,606
Jacobs Entertainment Co., 11.875%, 2/1/2009                                              685,000         770,625
Kellwood Co., 7.625%, 10/15/2017                                                         315,000         337,499
LCE Acquisition Corp., 144A, 9.0%, 8/1/2014                                              200,000         197,000
Levi Strauss & Co., 12.25%, 12/15/2012 (d)                                               655,000         664,825
Lin Television Corp., 6.5%, 5/15/2013 (d)                                                105,000         101,850
Mediacom LLC, 9.5%, 1/15/2013 (d)                                                        745,000         689,125
MGM MIRAGE, 8.375%, 2/1/2011 (d)                                                         335,000         358,450
NCL Corp., 144A, 10.625%, 7/15/2014                                                      475,000         482,719
Park Place Entertainment Corp., 9.375%, 2/15/2007                                        120,000         131,550
Paxson Communications Corp., 10.75%, 7/15/2008                                           265,000         270,300
PEI Holding, Inc., 11.0%, 3/15/2010                                                      410,000         475,600
Petro Stopping Centers, 9.0%, 2/15/2012                                                1,025,000       1,040,375
Premier Entertainment Biloxi LLC\Finance, 144A, 10.75%,
2/1/2012                                                                                 270,000         284,850
PRIMEDIA, Inc.:
144A, 6.615%**, 5/15/2010                                                                680,000         691,050
8.875%, 5/15/2011                                                                        415,000         407,737
Remington Arms Co., Inc., 10.5%, 2/1/2011                                                433,000         424,340
Renaissance Media Group LLC, 10.0%, 4/15/2008                                            490,000         503,475
Rent-Way, Inc., 11.875%, 6/15/2010                                                       125,000         137,500
Restaurant Co., 11.25%, 5/15/2008                                                        671,724         678,441
Sbarro, Inc., 11.0%, 9/15/2009                                                           395,000         349,575
Schuler Homes, Inc., 10.5%, 7/15/2011                                                    705,000         807,225
Scientific Games Corp., 12.5%, 8/15/2010                                                 205,000         236,775
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                        1,140,000       1,177,050
8.75%, 12/15/2011                                                                        430,000         462,250
Sonic Automotive, Inc., 8.625%, 8/15/2013                                                335,000         344,213
Toys "R" Us, Inc.:
7.375%, 10/15/2018                                                                       720,000         684,000
7.875%, 4/15/2013 (d)                                                                    360,000         368,100
Trump Holdings & Funding, 12.625%, 3/15/2010                                             540,000         552,150
TRW Automotive, Inc.:
11.0%, 2/15/2013                                                                         225,000         270,000
11.75%, 2/15/2013                                                        EUR             160,000         232,639
United Auto Group, Inc., 9.625%, 3/15/2012                                               495,000         542,025
Venetian Casino Resort LLC, 11.0%, 6/15/2010                                             240,000         273,600
VICORP Restaurants, Inc., 144A, 10.5%, 4/15/2011                                         355,000         367,425
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                        285,000         302,100
Williams Scotsman, Inc., 9.875%, 6/1/2007 (d)                                            475,000         470,250
Worldspan LP\WS Finance Corp., 9.625%, 6/15/2011 (d)                                     295,000         296,475
XM Satellite Radio, Inc., Step-up Coupon, 0% to 12/31/2005,
14% to 12/31/2009                                                                        508,778         483,975
Young Broadcasting, Inc., 8.75%, 1/15/2014 (d)                                           690,000         655,500
                                                                                                     -----------
                                                                                                      32,492,774

Consumer Staples 1.2%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                 258,000         270,900
Duane Reade, Inc., 144A, 9.75%, 8/1/2011                                                 440,000         438,900
Gold Kist, Inc., 144A, 10.25%, 3/15/2014                                                 385,000         415,800
North Atlantic Trading Co., 144A, 9.25%, 3/1/2012                                        520,000         509,600
Pinnacle Foods Holding Corp., 144A, 8.25%, 12/1/2013                                     275,000         264,000
Prestige Brands, Inc., 144A, 9.25%, 4/15/2012                                             90,000          91,350
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                          195,000         193,050
Rite Aid Corp.:
144A, 6.125%, 12/15/2008                                                                  85,000          80,325
6.875%, 8/15/2013 (d)                                                                    515,000         471,225
11.25%, 7/1/2008                                                                         695,000         767,975
Standard Commercial Corp., 144A, 8.0%, 4/15/2012                                         215,000         216,075
Stater Brothers Holdings, Inc., 144A, 5.06%**, 6/15/2010                                 100,000         102,000
Swift & Co., 12.5%, 1/1/2010                                                              60,000          64,050
United Agri Products, Inc., 144A, 8.25%, 12/15/2011                                      100,000         110,500
Wornick Co., 144A, 10.875%, 7/15/2011                                                    485,000         504,400
                                                                                                     -----------
                                                                                                       4,500,150

Energy 2.8%
Avista Corp., 9.75%, 6/1/2008                                                            765,000         898,875
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                        295,000         290,575
144A, 7.0%, 8/15/2014                                                                    100,000         101,000
9.0%, 8/15/2012                                                                          165,000         187,481
Citgo Petroleum Corp., 11.375%, 2/1/2011                                               1,465,000       1,699,400
Continental Resources, Inc., 10.25%, 8/1/2008                                            860,000         890,100
Edison Mission Energy, 7.73%, 6/15/2009 (d)                                              955,000         986,037
El Paso Production Holding Corp., 7.75%, 6/1/2013                                      1,235,000       1,176,337
FirstEnergy Corp.:
Series B, 6.45%, 11/15/2011                                                              525,000         555,310
Series C, 7.375%, 11/15/2031                                                             160,000         172,896
Mission Resources Corp., 144A, 9.875%, 4/1/2011                                          305,000         323,300
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                    640,000         652,800
ON Semiconductor Corp., 13.0%, 5/15/2008 (d)                                             620,000         699,050
Southern Natural Gas, 8.875%, 3/15/2010 (d)                                              500,000         551,250
Stone Energy Corp., 8.25%, 12/15/2011                                                    660,000         694,650
Williams Cos., Inc.:
144A, 6.75%, 4/15/2009                                                                   390,000         391,950
8.125%, 3/15/2012 (d)                                                                    120,000         131,100
8.75%, 3/15/2032                                                                         645,000         679,669
                                                                                                     -----------
                                                                                                      11,081,780

Financials 11.9%
Ahold Finance USA, Inc., 6.25%, 5/1/2009                                               1,080,000       1,070,550
Alamosa Delaware, Inc.:
Step-up Coupon, 0% to 7/31/2005, 12.0% to 7/31/2009                                      256,000         250,240
144A, 8.5%, 1/31/2012                                                                    350,000         342,125
AmeriCredit Corp., 9.25%, 5/1/2009                                                       880,000         924,000
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                    235,000         146,433
BF Saul REIT, 7.5%, 3/1/2014                                                             770,000         766,150
Consolidated Communications Holdings, 144A, 9.75%, 4/1/2012                              375,000         375,000
DA-Lite Screen Co., Inc., 144A, 9.5%, 5/15/2011                                          250,000         261,563
DFG Holdings, Inc.:
144A, 13.95%, 5/15/2012                                                                  174,496         174,496
144A, 16.0%, 5/15/2012                                                                   176,208         198,234
Dollar Financial Group, Inc., 9.75%, 11/15/2011                                          240,000         256,800
Dow Jones CDX, Series 3-1, 144A, 7.75%, 12/29/2009 (d)                                28,000,000      27,387,640
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                           690,000         693,450
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                       590,000         675,372
FINOVA Group, Inc., 7.5%, 11/15/2009                                                   1,545,698         873,319
Global eXchange Services, LIBOR plus 9.0%, 12.0%**,
7/15/2008                                                                                200,000         166,000
iStar Financial, Inc., 6.0%, 12/15/2010                                                  455,000         460,566
Pemex Project Funding Master Trust, 6.375%, 8/5/2016                     EUR             900,000       1,073,915
Poster Financial Group, 144A, 8.75%, 12/1/2011                                           405,000         411,075
PXRE Capital Trust I, 8.85%, 2/1/2027                                                    215,000         212,850
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                            985,000         728,900
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012 (d)                                     500,000         585,000
Tennessee Valley Authority, "A", 6.79%, 5/23/2012                                      5,750,000       6,516,469
Thornburg Mortgage, Inc., 8.0%, 5/15/2013                                                260,000         265,200
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                      390,000         321,750
UAP Holdings Corp., 144A, Step-up Coupon, 0% to 1/15/2008,
10.75% to 7/15/2012                                                                      335,000         262,975
UGS Corp., 144A, 10.0%, 6/1/2012                                                          65,000          68,900
Universal City Development, 11.75%, 4/1/2010                                             695,000         806,200
                                                                                                     -----------
                                                                                                      46,275,172

Health Care 1.1%
aaiPharma, Inc., 11.0%, 4/1/2010 (d)                                                     510,000         423,300
AmeriPath, Inc., 10.5%, 4/1/2013 (d)                                                     315,000         319,725
AmerisourceBergen Corp., 7.25%, 11/15/2012 (d)                                           155,000         161,588
Curative Health Services, Inc., 144A, 10.75%, 5/1/2011                                   335,000         303,175
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (d)                                    500,000         502,500
InSight Health Services Corp., Series B, 9.875%, 11/1/2011 (d)                           225,000         242,438
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                            325,000         292,500
Tenet Healthcare Corp., 6.375%, 12/1/2011 (d)                                          2,205,000       1,967,962
                                                                                                     -----------
                                                                                                       4,213,188

Industrials 5.7%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                       335,000         360,125
Allied Security Escrow Corp., 144A, 11.375%, 7/15/2011                                   355,000         367,425
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011                                                               840,000         791,700
Series B, 8.875%, 4/1/2008                                                               385,000         419,650
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                                232,000         270,280
Amsted Industries, Inc., 144A, 10.25%, 10/15/2011                                        155,000         167,400
Argo-Tech Corp., 144A, 9.25%, 6/1/2011                                                   145,000         152,250
Avondale Mills, Inc., 10.25%, 7/1/2013                                                   630,000         321,300
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                          380,000         347,700
9.25%, 5/1/2021 (d)                                                                      180,000         198,900
Cenveo Corp., 7.875%, 12/1/2013                                                          470,000         428,875
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012                                             315,000         324,450
Collins & Aikman Floor Covering, Series B, 9.75%, 2/15/2010                              800,000         828,000
Collins & Aikman Products Co., 10.75%, 12/31/2011                                        855,000         872,100
Congoleum Corp., 8.625%, 8/1/2008 *                                                      370,000         301,550
Continental Airlines, Inc., 8.0%, 12/15/2005 (d)                                         550,000         481,250
Cornell Cos., Inc., 144A, 10.75%, 7/1/2012                                               505,000         499,950
Corrections Corp. of America, 9.875%, 5/1/2009                                           560,000         622,300
Dana Corp.:
7.0%, 3/1/2029                                                                           765,000         757,350
9.0%, 8/15/2011                                                                          375,000         442,500
Delta Air Lines, Inc.:
7.7%, 12/15/2005 (d)                                                                     130,000          74,100
7.9%, 12/15/2009 (d)                                                                     350,000         136,500
Erico International Corp., 144A, 8.875%, 3/1/2012                                        255,000         261,375
Evergreen International Aviation, Inc., 12.0%, 5/15/2010 (d)                             205,000         112,238
Geo Sub Corp., 144A, 11.0%, 5/15/2012                                                    330,000         331,650
Golden State Petroleum Transportation Co., 8.04%, 2/1/2019                               330,000         325,634
GS Technologies Operating Co., 12.0%, 9/1/2004 *                                         269,411             674
Hercules, Inc.:
144A, 6.75%, 10/15/2029                                                                  290,000         284,200
11.125%, 11/15/2007                                                                      582,000         680,940
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008                                      555,000         607,725
Interface, Inc., "A", 144A, 9.5%, 2/1/2014                                               375,000         376,875
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                             620,000         691,300
ISP Holdings, Inc., Series B, 10.625%, 12/15/2009                                        125,000         137,500
J Crew Operating Corp., 10.375%, 10/15/2007                                               15,000          15,300
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                              40,000          45,000
Kansas City Southern:
7.5%, 6/15/2009                                                                          595,000         598,719
9.5%, 10/1/2008                                                                          780,000         854,100
Laidlaw International, Inc., 10.75%, 6/15/2011                                           520,000         575,900
Meritage Corp., 7.0%, 5/1/2014                                                           445,000         427,200
Millennium America, Inc.:
7.625%, 11/15/2026                                                                     1,075,000         940,625
9.25%, 6/15/2008 (d)                                                                     225,000         243,000
144A, 9.25%, 6/15/2008                                                                   625,000         675,000
Motors and Gears, Inc., 10.75%, 11/15/2006                                               730,000         649,700
Samsonite Corp., 144A, 8.875%, 6/1/2011                                                  325,000         330,687
Sea Containers Ltd., 10.5%, 5/15/2012                                                    445,000         443,887
Ship Finance International Ltd., 144A, 8.5%, 12/15/2013                                  850,000         816,000
Technical Olympic USA, Inc.:
7.5%, 3/15/2011 (d)                                                                      410,000         381,300
10.375%, 7/1/2012                                                                        440,000         465,300
Tenneco Automotive, Inc., 11.625%, 10/15/2009                                            170,000         182,325
The Brickman Group, Ltd., Series B, 11.75%, 12/15/2009                                   320,000         368,000
Thermadyne Holdings Corp., 9.25%, 2/1/2014                                               420,000         420,000
United Rentals North America, Inc., 6.5%, 2/15/2012 (d)                                  745,000         718,925
Westlake Chemical Corp., 8.75%, 7/15/2011                                                200,000         219,500
                                                                                                     -----------
                                                                                                      22,346,234

Information Technology 0.4%
Activant Solutions, Inc., 10.5%, 6/15/2011                                               405,000         423,731
Itron, Inc., 144A, 7.75%, 5/15/2012                                                      210,000         210,525
Lucent Technologies, Inc.:
6.45%, 3/15/2029 (d)                                                                     790,000         602,375
7.25%, 7/15/2006 (d)                                                                     260,000         268,450
                                                                                                     -----------
                                                                                                       1,505,081

Materials 4.6%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                                    570,000         427,500
ARCO Chemical Co., 9.8%, 2/1/2020                                                      2,135,000       2,124,325
Associated Materials, Inc., 144A, Step-up Coupon, 0% to
3/1/2009, 11.25% to 3/1/2014                                                           1,250,000         875,000
Caraustar Industries, Inc., 9.875%, 4/1/2011 (d)                                         590,000         610,650
Constar International, Inc., 11.0%, 12/1/2012                                            285,000         276,806
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                        425,000         435,625
13.0%, 6/15/2009                                                                         620,000         564,200
Equistar Chemicals LP:
8.75%, 2/15/2009                                                                          20,000          20,650
10.625%, 5/1/2011 (d)                                                                    170,000         188,700
Euramax International, Inc., 8.5%, 8/15/2011                                             170,000         175,950
GEO Specialty Chemicals, Inc., 10.125%, 8/1/2008 *                                       655,000         281,650
Georgia-Pacific Corp.:
7.375%, 12/1/2025                                                                        870,000         850,425
8.0%, 1/15/2024                                                                          785,000         818,362
9.375%, 2/1/2013                                                                         825,000         957,000
Hexcel Corp., 9.75%, 1/15/2009 (d)                                                       340,000         357,000
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                                  545,000         618,575
Huntsman International LLC, 11.625%, 10/15/2010                                          705,000         784,312
IMC Global, Inc., 10.875%, 8/1/2013                                                      480,000         585,600
International Steel Group, Inc., 144A, 6.5%, 4/15/2014                                   950,000         900,125
ISPAT Inland ULC, 144A, 9.75%, 4/1/2014                                                  665,000         686,613
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                          305,000         300,425
Neenah Corp.:
144A, 11.0%, 9/30/2010                                                                   550,000         588,500
144A, 13.0%, 9/30/2013                                                                   428,070         432,351
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                 205,000         225,500
Owens-Brockway Glass Container, 8.25%, 5/15/2013 (d)                                     920,000         963,700
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010                                         510,000         392,700
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.15% to 6/15/2009                                    110,000          97,350
11.125%, 9/1/2009                                                                        460,000         496,800
13.0%, 6/1/2010 (d)                                                                       90,000          82,125
Portola Packaging, Inc., 144A, 8.25%, 2/1/2012 (d)                                        90,000          77,400
TriMas Corp., 9.875%, 6/15/2012                                                        1,085,000       1,133,825
United States Steel LLC, 9.75%, 5/15/2010 (d)                                            517,000         575,163
                                                                                                     -----------
                                                                                                      17,904,907

Telecommunication Services 4.3%
American Cellular Corp., Series B, 10.0%, 8/1/2011                                     1,540,000       1,339,800
American Tower Corp.:
144A, 7.5%, 5/1/2012 (d)                                                                 325,000         319,312
9.375%, 2/1/2009                                                                         650,000         693,875
Cincinnati Bell, Inc.:
7.2%, 11/29/2023                                                                         190,000         177,650
8.375%, 1/15/2014 (d)                                                                  1,640,000       1,443,200
Crown Castle International Corp.:
7.5%, 12/1/2013                                                                           45,000          44,888
9.375%, 8/1/2011                                                                         125,000         140,937
Dobson Communications Corp., 8.875%, 10/1/2013                                         1,035,000         781,425
GCI, Inc., 144A, 7.25%, 2/15/2014                                                        350,000         336,000
Insight Midwest LP, 9.75%, 10/1/2009                                                     280,000         289,800
LCI International, Inc., 7.25%, 6/15/2007 (d)                                            715,000         643,500
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011 (d)                                    155,000         132,525
MCI, Inc.:
6.688%, 5/1/2009 (d)                                                                     735,000         677,119
7.735%, 5/1/2014                                                                       1,145,000       1,031,931
Nextel Communications, Inc., 5.95%, 3/15/2014                                            360,000         341,100
Nextel Partners, Inc., 8.125%, 7/1/2011                                                  490,000         504,700
Northern Telecom Capital, 7.875%, 6/15/2026                                              995,000         920,375
PanAmSat Corp., 144A, 9.0%, 8/15/2014                                                    725,000         725,000
Qwest Corp., 7.25%, 9/15/2025                                                          2,325,000       2,028,562
Qwest Services Corp.:
144A, 13.5%, 12/15/2010                                                                1,095,000       1,282,519
144A, 14.0%, 12/15/2014                                                                  679,000         814,800
Rural Cellular Corp., 9.875%, 2/1/2010 (d)                                               400,000         399,000
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75%
to 12/15/2011                                                                            485,000         367,387
Triton PCS, Inc., 8.5%, 6/1/2013                                                         180,000         167,400
Ubiquitel Operating Co.:
9.875%, 3/1/2011                                                                          15,000          15,075
144A, 9.875%, 3/1/2011                                                                   590,000         585,575
US Unwired, Inc., 144A, 10.0%, 6/15/2012                                                 355,000         361,213
Western Wireless Corp., 9.25%, 7/15/2013                                                  65,000          66,463
                                                                                                     -----------
                                                                                                      16,631,131

Utilities 2.4%
AES Corp., 144A, 8.75%, 5/15/2013                                                        245,000         267,663
Calpine Corp.:
7.75%, 4/15/2009 (d)                                                                     250,000         152,500
144A, 8.5%, 7/15/2010 (d)                                                              1,055,000         849,275
8.625%, 8/15/2010                                                                        225,000         139,500
CMS Energy Corp.:
7.5%, 1/15/2009                                                                          685,000         698,700
144A, 7.75%, 8/1/2010 (d)                                                                345,000         352,763
8.5%, 4/15/2011 (d)                                                                      860,000         903,000
DPL, Inc., 6.875%, 9/1/2011 (d)                                                        1,030,000       1,048,025
Illinova Corp., 11.5%, 12/15/2010                                                      1,010,000       1,201,900
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                               2,005,000       2,050,112
PG&E Corp., 144A, 6.875%, 7/15/2008                                                      540,000         573,075
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                        855,000         923,400
                                                                                                     -----------
                                                                                                       9,159,913

Total Corporate Bonds (Cost $167,382,399)                                                            166,110,330

Foreign Bonds - US$ Denominated 22.5%
Abitibi-Consolidated, Inc., 144A, 5.02%**, 6/15/2011                                     125,000         127,188
Alestra SA de RL de CV, 8.0%, 6/30/2010                                                  320,000         259,200
Antenna TV SA, 9.0%, 8/1/2007                                                            350,000         353,500
Aries Vermogensverwaltung GmbH:
144A, 9.6%, 10/25/2014                                                                   750,000         793,125
Series C, 9.6%, 10/25/2014                                                             2,250,000       2,379,487
Avecia Group PLC, 11.0%, 7/1/2009                                                      1,105,000         845,325
Axtel SA, 144A, 11.0%, 12/15/2013                                                        590,000         575,250
BCP Caylux Holdings Luxembourg SCA, 144A, 9.625%, 6/15/2014                              600,000         625,500
Biovail Corp., 7.875%, 4/1/2010 (d)                                                      840,000         844,200
Calpine Canada Energy Finance, 8.5%, 5/1/2008 (d)                                        325,000         202,313
Cascades, Inc., 7.25%, 2/15/2013                                                         640,000         652,800
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                        720,000         640,800
Conproca SA de CV, 12.0%, 6/16/2010                                                      395,000         493,750
Corp Durango SA, 144A, 13.75%, 7/15/2009 * (d)                                           630,000         335,475
Corporacion Durango SA, 13.125%, 8/1/2006 * (d)                                          150,000          79,875
CP Ships Ltd., 10.375%, 7/15/2012                                                        500,000         575,000
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                285,000         327,038
Dominican Republic, 9.04%, 1/23/2013                                                     980,000         632,100
Dresdner Bank (Kyivstar), 144A, 10.375%, 8/17/2009                                       200,000         204,120
Eircom Funding, 8.25%, 8/15/2013 (d)                                                     390,000         409,500
Empresa Brasileira de Telecom SA, 144A, 11.0%, 12/15/2008                                420,000         462,000
Esprit Telecom Group PLC:
10.875%, 6/15/2008 *                                                                     800,000              80
11.5%, 12/15/2007 *                                                                    2,345,000             235
Fage Dairy Industry SA, 9.0%, 2/1/2007                                                 1,230,000       1,248,450
Federative Republic of Brazil:
Series 18YR, 2.125%, 4/15/2012                                                           752,944         645,649
8.875%, 4/15/2024 (d)                                                                    210,000         177,975
11.0%, 8/17/2040                                                                       1,700,000       1,666,000
11.5%, 3/12/2008                                                                       1,100,000       1,204,500
Flextronics International Ltd., 6.5%, 5/15/2013                                          260,000         255,450
Gaz Capital SA, 144A, 8.625%, 4/28/2034 (d)                                              325,000         320,938
Gazprom OAO, 144A, 9.625%, 3/1/2013                                                      450,000         470,812
Government of Jamaica, 10.625%, 6/20/2017                                              1,080,000       1,020,600
Government of Ukraine:
6.875%, 3/4/2011                                                                         300,000         284,550
7.65%, 6/11/2013                                                                       1,300,000       1,248,000
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012 (d)                                        635,000         608,012
Innova S. de R.L., 9.375%, 9/19/2013 (d)                                                 670,000         706,850
INTELSAT, 6.5%, 11/1/2013                                                                290,000         258,784
Jefra Cosmetics International, Inc., 10.75%, 5/15/2011                                   545,000         613,125
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                          540,000         553,500
LeGrand SA, 8.5%, 2/15/2025                                                              560,000         590,800
LG Telecom Ltd., 144A, 8.25%, 7/15/2009                                                  450,000         454,471
Luscar Coal Ltd., 9.75%, 10/15/2011                                                      475,000         534,375
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                               495,000         495,000
Mizuho Financial Group, 8.375%, 12/29/2049                                               345,000         361,491
Mobifon Holdings BV, 12.5% , 7/31/2010                                                   685,000         786,037
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                   370,000         351,500
Morocco Resources, Series A, 2.78%**, 1/5/2009                                           470,000         461,775
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011                                           670,000         643,200
Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010                                    783,619         763,250
Nortel Networks Corp., 6.875%, 9/1/2023 (d)                                              220,000         194,150
Nortel Networks Ltd., 6.125%, 2/15/2006 (d)                                            1,590,000       1,588,012
Petroleos Mexicanos SA, 9.5%, 9/15/2027                                                  800,000         924,000
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                           1,608,027       1,704,509
Petroliam Nasional Berhad, 7.75%, 8/15/2015                                            2,300,000       2,627,497
Province of Ontario, 2.65%, 12/15/2006                                                 8,000,000       7,877,856
Republic of Argentina:
Series BGL0, 8.375%, 12/20/2049 *                                                      1,000,000         270,000
9.75%, 9/19/2027 *                                                                     1,100,000         308,000
11.375%, 3/15/2010 *                                                                   2,945,000         912,950
Series BGL5, 11.375%, 1/30/2017 *                                                         85,000          27,243
11.75%, 12/31/2049 *                                                                     670,000         211,050
11.76%, 4/7/2009 *                                                                       400,000         124,000
Series 2018, 12.25%, 6/19/2018 *                                                         424,500         116,228
Republic of Bulgaria, 8.25%, 1/15/2015                                                 3,070,000       3,643,783
Republic of Colombia:
8.125%, 5/21/2024                                                                      1,030,000         880,650
10.0%, 1/23/2012                                                                       2,100,000       2,262,750
Republic of Ecuador, Step-up Coupon, 8.0% to 8/15/2005, 9.0%
to 8/15/2006, 10.0% to 8/15/2030                                                       1,700,000       1,236,750
Republic of Philippines:
9.375%, 1/18/2017                                                                      1,400,000       1,456,000
9.5%, 10/21/2024                                                                         750,000         822,187
9.875%, 1/15/2019                                                                        950,000         978,500
Republic of South Africa, 8.5%, 6/23/2017                                              1,450,000       1,678,375
Republic of Turkey:
9.5%, 1/15/2014                                                                          200,000         212,500
10.5%, 1/13/2008                                                                         290,000         320,812
11.0%, 1/14/2013                                                                       1,240,000       1,429,100
11.5%, 1/23/2012                                                                          75,000          87,938
11.75%, 6/15/2010                                                                        250,000         293,125
11.875%, 1/15/2030                                                                     1,950,000       2,486,250
12.375%, 6/15/2009                                                                     2,320,000       2,737,600
Republic of Uruguay:
7.5%, 3/15/2015                                                                        1,170,000         944,775
(PIK), 7.875%, 1/15/2033                                                                 137,701          97,768
Republic of Venezuela:
2.633%**, 4/20/2011                                                                      900,000         724,500
5.375%, 8/7/2010                                                                         300,000         247,500
Series A, Collateralized Par Bond, 6.75%, 3/31/2020                                      500,000         455,000
9.25%, 9/15/2027                                                                          20,000          17,740
9.375%, 1/13/2034                                                                        300,000         264,000
10.75%, 9/19/2013                                                                      1,100,000       1,141,800
Rhodia SA:
144A, 7.625%, 6/1/2010 (d)                                                               610,000         561,200
144A, 10.25%, 6/1/2010 (d)                                                               265,000         270,300
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                   165,000         153,863
Russian Federation:
Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030                                   2,920,000       2,680,852
12.75%, 6/24/2028                                                                        600,000         873,420
Russian Ministry of Finance, Series V, 3.0%, 5/14/2008                                   100,000          88,000
Shaw Communications, Inc.:
Series B, 7.2%, 12/15/2011                                                                85,000          88,651
Series B, 7.25%, 4/6/2011                                                                445,000         464,098
8.25%, 4/11/2010 (d)                                                                     730,000         797,919
Sistema Capital SA, 144A, 8.875%, 1/28/2011                                              285,000         275,025
Stena AB, 9.625% , 12/1/2012                                                             130,000         141,700
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to
12/15/2008, 11.5% to 6/15/2014                                                         1,575,000       1,019,812
Tembec Industries, Inc., 8.5%, 2/1/2011 (d)                                            1,580,000       1,635,300
TFM SA de CV:
10.25%, 6/15/2007                                                                      1,655,000       1,663,275
11.75%, 6/15/2009                                                                        580,000         577,100
12.5%, 6/15/2012                                                                         480,000         514,800
United Mexican States:
6.625%, 3/3/2015                                                                          95,000          96,520
7.5%, 4/8/2033                                                                         1,700,000       1,697,450
8.0%, 9/24/2022                                                                          960,000       1,027,200
8.125%, 12/30/2019                                                                     1,300,000       1,433,250
9.875%, 2/1/2010                                                                         600,000         730,500
Vicap SA, 11.375%, 5/15/2007 (d)                                                         235,000         235,000
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                   155,000         147,250
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013                                        505,000         465,862
                                                                                                     -----------
Total Foreign Bonds - US$ Denominated (Cost $91,469,249)                                              87,486,200

Foreign Bonds - Non US$ Denominated 20.0% Aries Vermogensverwaltung GmbH, Series
B, 144A, 7.75%,
10/25/2009                                                               EUR           1,000,000       1,235,897
Cablecom Luxembourg SCA, 144A, 9.375%, 4/15/2014                         EUR             275,000         326,323
Government of Jamaica, 11.0%, 7/27/2012                                  EUR             200,000         243,935
Huntsman International LLC, 10.125%, 7/1/2009                            EUR             415,000         496,191
Ispat Europe Group SA, 11.875%, 2/1/2011                                 EUR           1,025,000       1,342,544
Kingdom of Spain, 6.0%, 1/31/2008                                        EUR          16,000,000      21,043,162
Province of Ontario, 1.875%, 1/25/2010                                   JPY         875,000,000       8,190,526
Republic of Argentina:
7.5%, 5/23/2049 *                                                        EUR           1,400,353         387,029
7.875%, 7/29/2005 *                                                      EUR             409,034         125,336
8.5%, 2/23/2005 *                                                        EUR             153,388          47,923
Series EMTN, 8.75%, 2/4/2049 *                                           EUR           1,100,000         343,672
9.0%, 9/19/2049 *                                                        EUR             373,243         109,884
9.01%, 6/20/2049 *                                                       EUR           1,400,000         437,401
Series EMTN, 10.0%, 1/7/2005 *                                           EUR             360,000         118,963
12.0%, 9/19/2016 *                                                       EUR             204,517          65,126
Republic of Greece, 4.6%, 5/20/2013                                      EUR          17,250,000      21,226,113
Republic of Italy, 10.5%, 4/28/2014                                      GBP           7,450,000      18,481,349
Republic of Philippines, 9.125%, 2/22/2010                               EUR             600,000         751,632
Republic of Romania, 8.5%, 5/8/2012                                      EUR           1,970,000       2,868,398
                                                                                                     -----------
Total Foreign Bonds - Non US$ Denominated (Cost $74,090,682)                                          77,841,404

US Government Backed 10.4%
US Treasury Bond:
5.375%, 2/15/2031 (d)                                                                  1,080,000       1,106,157
6.25%, 8/15/2023 (d)                                                                   6,400,000       7,178,502
7.25%, 5/15/2016 (d)                                                                   5,075,000       6,201,807
12.0%, 8/15/2013                                                                       2,880,000       3,799,351
12.75%, 11/15/2010 (d)                                                                 6,100,000       6,894,665
US Treasury Note:
4.75%, 11/15/2008 (d)                                                                  1,250,000       1,310,743
5.75%, 8/15/2010 (d)                                                                   5,000,000       5,483,010
6.125%, 8/15/2007 (d)                                                                  1,850,000       2,009,058
6.5%, 8/15/2005 (d)                                                                    6,200,000       6,478,516
                                                                                                     -----------
Total US Government Backed (Cost $39,214,095)                                                         40,461,809

                                                                                        Shares         Value ($)
                                                                                        ------         ---------
Common Stocks 0.0%
Catalina Restaurant Group, Inc.*                                                           4,239           6,782
IMPSAT Fiber Networks, Inc.*                                                              20,919         128,652
                                                                                                     -----------
Total Common Stocks (Cost $1,220,346)                                                                    135,434

Warrants 0.0%
DeCrane Aircraft Holdings, Inc., 144A*                                                     2,740              27
Destia Communications, Inc., 144A*                                                         1,425               0
                                                                                                     -----------
Total Warrants (Cost $14)                                                                                     27

Preferred Stocks 0.3%
Paxson Communications Corp., 14.25% (PIK)                                                     71         614,150
TNP Enterprises, Inc., 14.50%, Series D, (PIK)                                             3,151         376,569
                                                                                                     -----------
Total Preferred Stocks (Cost $1,012,630)                                                                 990,719

Convertible Preferred Stocks 0.2%
Hercules Trust II, 6.50%
(Cost $657,209)                                                                            1,025         758,500

                                                                                       Principal
                                                                                       Amount ($)      Value ($)
                                                                                       ----------      ---------
Convertible Bonds 0.2%
DIMON, Inc., 6.25%, 3/31/2007                                                            650,000         601,250
HIH Capital Ltd.:
Series EURO, 144A, 7.5%, 9/25/2006                                                        45,000          39,600
Series DOM, 144A, 7.51%, 9/25/2006                                                       110,000          99,000
                                                                                                     -----------
Total Convertible Bonds (Cost $735,512)                                                                  739,850

Asset Backed 0.0%
Automobile Receivables
MMCA Automobile Trust, "B", Series 2002-2, 4.67%, 3/15/2010
(Cost $150,549)                                                                          162,223         152,489

Loan Participation 0.4%
Republic of Algeria, Floating Rate Debt Conversion Bond,
LIBOR plus .8125%, 2.0%**, 3/4/2010
(Cost $1,375,761)                                                                      1,411,729       1,397,612

                                                                                         Units         Value ($)
                                                                                         -----         ---------
Other 0.0%
SpinCycle, Inc.                                                                           26,151         147,753
SpinCycle, Inc., "F"                                                                         184           1,040
                                                                                                     -----------
Total Other (Cost $63,913)                                                                               148,793

                                                                                       Contracts       Value ($)
                                                                                       ---------       ---------
Purchased Foreign Currency Options 0.1%
JPY Call / USD Put October 2004, 108.88 Strike Price                               1,303,852,500         114,674
SEK Call / USD Put October 2004, 7.499 Strike Price                                   62,441,000          80,454
                                                                                                     -----------
Total Purchased Foreign Currency Options (Cost $382,935)                                                 195,128

                                                                                        Shares         Value ($)
                                                                                        ------         ---------
Securities Lending Collateral 18.4%
Daily Assets Fund Institutional, 1.29% (c) (e)
(Cost $71,742,549)                                                                    71,742,549      71,742,549

Cash Equivalents 1.8%
Scudder Cash Management QP Trust, 1.38% (a)
(Cost $7,074,470)                                                                      7,074,470       7,074,470


                                                                                         % of
                                                                                       Net Assets      Value ($)
                                                                                       ----------      ---------

Total Investment Portfolio  (Cost $456,572,313)                                            117.0     455,235,314
Other Assets and Liabilities, Net                                                          (17.0)    (66,280,489)
                                                                                                     -----------
Net Assets                                                                                 100.0     388,954,825
                                                                                                   ==============


* Non-income producing security. In the case of a bond, generally, denotes that the issuer has defaulted on the payment of principal or interest.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US
         Treasury bill rate. These securities are shown at their current rate as of July 31, 2004.

(a)      Scudder Cash Management QP Trust is managed by Deutsche Investment
         Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b)      Principal amount stated in US dollars unless otherwise noted.

(c) Daily Asset Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2004 amounted to $70,614,460, which is 18.2% of total net assets.

(e)      Represents collateral held in connection with securities lending.

PIK denotes that interest or dividend is paid in kind.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.


Written Options                              Contracts Amounts       Expiration Date    Strike Price ($)     Value ($)

Put Options
JPY Put / USD Call                            1,303,852,500              Oct-2004          108.88             318,283
SEK Put / USD Call                               62,441,000              Oct-2004            7.50             273,867
Total Outstanding written options (Premiums received $376,876)                                                592,150


Currency Abbreviations
EUR    Euro
GBP    British Pound
JPY    Japanese Yen
SEK   Swedish Krona

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Strategic Income Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Strategic Income Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/ Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004